UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the month ended: 12/31/1999

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay Inc.
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  28-2989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 William O'Donnell    New York, New York    01/19/2000

 Report Type (Check only one.):

 [ X]        13F HOLDINGS REPORT.

 [  ]        13F NOTICE.

 [  ]        13F COMBINATION REPORT.


 List of Other Managers Reporting for this Manager:


 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
 ACT OF 1934.

 FORM 13F SUMMARY PAGE

 Number of Other Included Managers:         0

 Form 13F Information Table Entry Total:   47

 Form 13F Information Table Value Total:   361602

 List of Other Managers:

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100     10349   285000 SH       SOLE                 285000        0      0
 Adobe Systems                 COM               00724F101     15454   229800 SH       SOLE                 229800        0      0
 Archer-Daniels Midland        COM               039483102      5274   434972 SH       SOLE                 434972        0      0
 Avnet                         COM               053807103      8355   138100 SH       SOLE                 138100        0      0
 Becton Dickinson              COM               075887109     10662   395800 SH       SOLE                 395800        0      0
 Texaco                        COM               881694103     10243   188600 SH       SOLE                 188600        0      0
 FDX Corp.                     COM               31304N107     11524   281500 SH       SOLE                 281500        0      0
 CSX                           COM               126408103      6255   199350 SH       SOLE                 199350        0      0
 Chase Manhattan Corp.         COM               16161A108     14893   191700 SH       SOLE                 191700        0      0
 Dayton Hudson                 COM               239753106     21084   287100 SH       SOLE                 287100        0      0
 Bank One                      COM               06423A103      7517   234900 SH       SOLE                 234900        0      0
 Eastman Kodak                 COM               277461109     10328   155900 SH       SOLE                 155900        0      0
 Federal National Mortgage     COM               313586109     21322   341500 SH       SOLE                 341500        0      0
 Ford Motor                    COM               345370100     14858   278700 SH       SOLE                 278700        0      0
 General Electric              COM               369604103     17494   113050 SH       SOLE                 113050        0      0
 Hewlett-Packard               COM               428236103     17688   155500 SH       SOLE                 155500        0      0
 Hilton Hotels                 COM               432848109      5204   544200 SH       SOLE                 544200        0      0
 Home Depot                    COM               437076102     10952   159300 SH       SOLE                 159300        0      0
 Intel Corporation             COM               458140100     20471   248700 SH       SOLE                 248700        0      0
 Johnson & Johnson             COM               478160104      8038    86200 SH       SOLE                  86200        0      0
 Hartford Financial Services   COM               416515104      8618   181900 SH       SOLE                 181900        0      0
 Pactiv Corp.                  COM               695257105      2437   229400 SH       SOLE                 229400        0      0
 Network Associates            COM               640938106      5498   206000 SH       SOLE                 206000        0      0
 Merck                         COM               589331107      3339    49700 SH       SOLE                  49700        0      0
 Micron Technology             COM               595112103     11922   152600 SH       SOLE                 152600        0      0
 Morgan J.P.                   COM               616880100      4748    37500 SH       SOLE                  37500        0      0
 Tenet Healthcare              COM               88033G100      8700   370200 SH       SOLE                 370200        0      0
 Office Depot                  COM               676220106      2230   202700 SH       SOLE                 202700        0      0
 Pall Corporation              COM               696429307      3681   170700 SH       SOLE                 170700        0      0
 MCI Worldcom                  COM               55268B106      8779   165450 SH       SOLE                 165450        0      0
 Reynolds Metals               COM               761763101      8685   113350 SH       SOLE                 113350        0      0
 Safeco                        COM               786429100      3771   151600 SH       SOLE                 151600        0      0
 St. Paul Companies            COM               79286010       7014   208200 SH       SOLE                 208200        0      0
 USX Marathon                  COM               902905827      7335   297100 SH       SOLE                 297100        0      0
 Unocal                        COM               915289102      7797   232300 SH       SOLE                 232300        0      0
 Union Pacific Resources       COM               907834105      1655   129800 SH       SOLE                 129800        0      0
 Warner Lambert                COM               934488107     15757   192300 SH       SOLE                 192300        0      0